Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Trade and Other Payables [Abstract]
Trade payables		$ 97,220	$ 97,220
Other payables		1,540,220	671,012
Amount due to directors	[1]	55,785	69,881
Total		$ 1,693,225	$ 838,113

[1]	The amount due to directors are non-trade in nature, unsecured, non-interest bearing and repayable on demand.